Leases (Details Narrative) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Commitments, contingencies, and concentration risk
Lease Revenue	$ 1.3	$ 2.4
Weighted-average remaining years for the finance leases			2 years 3 months 18 days
Weighted-average remaining years for the Operating leases			6 years 3 months 7 days
Weighted-average discount rate for Operating leases			3.00%